OTHER CURRENT AND NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
Other Current And Non-current Assets
OTHER CURRENT AND NON-CURRENT ASSETS

9.	OTHER CURRENT AND NON-CURRENT ASSETS

Other current and non-current assets are as follows:

				Consolidated
	Current		Non-current
	12/31/2022	12/31/2021	12/31/2022	12/31/2021
Judicial deposits (note 20)			533,664	339,805
Prepaid expenses	311,087	225,036	47,109	74,503
Prepaid expenses with sea freight	36,783
Actuarial asset (note 22 b)			35,477	59,111
Trading securities	9,596	12,028
Loans with related parties (note 22 b)	5,383	4,511	1,384,773	1,143,228
Other receivables from related parties (note 22 b)	1,858	1,828	1,484,759	927,077
Eletrobrás bonds and compulsory loan (1)			58,030	859,607
Dividends receivables (note 22 b)	77,377	76,878
Employee debts	59,578	43,542
Receivables by indemnity (2)			974,863	534,896
Other	274,838	120,297	231,043	427,528
	776,500	484,120	4,749,718	4,365,755

(1)	In December 2021, the Company had recorded certain and due amount with Centrais Elétricas Brasileiras S.A. - Eletrobras, relating mainly to interest and monetary adjustment of the Compulsory Loan. In December 2022, the Company received R$370,000 in cash and R$367,000 in shares representing 32.74% of the capital of subsidiary CEEE-G, as per the Private Instrument of Transaction and other covenants. The remaining balance refers to preferred shares held by the Company in Eletrobras.
(2)	This is a certain and due amount, resulting from the final and unappealable decision of the Court in favor of the Company in 2020, due to losses and damages resulting from the sinking of the voltage in the supply of energy in the periods from January/1991 to June/2002. Additionally, in the 3rd quarter of 2022, the uncontroversial amount of R$422,254 was recognized in the same account, as a refund of the amounts overpaid for railroad freight from April 1994 to March 1994 and March 1996 to the company RFFSA, and that after its extinction, the Federal Government became the responsible for payment.